Intangible assets (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2021	May 04, 2021	Jan. 25, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ (18,440)	$ (898)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	(11,919)
Intangible assets other than goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	11,433	$ 11,533
Carta [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, fair value					$ 19,328
Moka [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, fair value				$ 18,700
Fortification [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, fair value			$ 300
Mogo Crypto Intangible Assets | Other Non Operating Expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 6,521